Schedule of Investments (unaudited)	iShares® Semiconductor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 20.5%
Applied Materials Inc.	2,579,738	$234,704,563
ASML Holding NV(a)	480,801	228,803,580
Entegris Inc.(a)	1,258,171	115,915,294
KLA Corp.	829,320	264,619,425
Lam Research Corp.	581,845	247,953,247
MKS Instruments Inc.(a)	515,898	52,946,612
Teradyne Inc.(a)	1,488,098	133,259,176
		1,278,201,897
Semiconductors — 79.2%
Advanced Micro Devices Inc.(b)	4,643,912	355,119,951
Analog Devices Inc.	1,796,781	262,491,736
ASE Technology Holding Co. Ltd., ADR	5,946,273	30,742,231
Broadcom Inc.	1,043,137	506,766,386
Intel Corp.	13,624,448	509,690,600
Lattice Semiconductor Corp.(a)(b)	1,265,832	61,392,852
Marvell Technology Inc.	5,115,425	222,674,450
Microchip Technology Inc.	4,164,870	241,895,650
Micron Technology Inc.	4,097,746	226,523,399
Monolithic Power Systems Inc.	408,299	156,803,148
Nvidia Corp.(a)	3,240,983	491,300,613
NXP Semiconductors NV	1,594,529	236,038,128
ON Semiconductor Corp.(a)(b)	4,020,604	202,276,587
Qorvo Inc.(a)(b)	982,874	92,704,676
Qualcomm Inc.	2,112,680	269,873,743
Skyworks Solutions Inc.	1,495,196	138,514,957
STMicroelectronics NV, ADR(a)	2,487,029	78,266,803
Synaptics Inc.(b)	364,249	42,999,594
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	2,907,470	237,685,672
Security	Shares	Value

Semiconductors (continued)
Texas Instruments Inc.	2,676,547	$411,251,447
United Microelectronics Corp., ADR(a)	6,813,533	46,127,618
Universal Display Corp.(a)	403,054	40,764,882
Wolfspeed Inc.(a)(b)	1,143,871	72,578,615
		4,934,483,738
Total Long-Term Investments — 99.7%
(Cost: $8,575,814,723)		6,212,685,635

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	234,226,003	234,202,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	8,930,000	8,930,000

Total Short -Term Investments — 3.9%
(Cost: $243,090,424)		243,132,581

Total Investments in Securities — 103.6%
(Cost: $8,818,905,147)		6,455,818,216

Liabilities in Excess of Other Assets — (3.6)%		(226,525,711)

Net Assets — 100.0%		$6,229,292,505

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$186,623,706	$47,566,124	(a)	$—		$(8,134)	$20,885	$234,202,581	234,226,003	$1,108,264	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,210,000	—		(6,280,000	)(a)	—	—	8,930,000	8,930,000	17,110		—
						$(8,134)	$20,885	$243,132,581		$1,125,374		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Semiconductor ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	99	09/16/22	$12,709	$(202,599)
Russell 2000 E-Mini Index	49	09/16/22	4,184	(57,094)
				$(259,693)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,212,685,635	$—	$—	$6,212,685,635
Money Market Funds	243,132,581	—	—	243,132,581
	$6,455,818,216	$—	$—	$6,455,818,216
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(259,693)	$—	$—	$(259,693)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

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